UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2
(This Form
N-CSR
relates solely to the Registrant’s: PGIM Quant Solutions Emerging Markets Equity Fund and PGIM Quant Solutions International Developed Markets Index Fund)

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2026

Date of reporting period:	4/30/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Quant Solutions Emerging Markets Equity
Fund
Class R6:
PQEMX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Quant Solutions Emerging Markets
Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Emerging Markets Equity Fund—Class R6	$65	1.20%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 23,608,042
Number of fund holdings	278
Portfolio turnover rate for the period	55%
MF244E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.6%
Banks	14.8%
Technology Hardware, Storage & Peripherals	8.3%
Electronic Equipment, Instruments & Components	5.3%
Metals & Mining	5.0%
Oil, Gas & Consumable Fuels	5.0%
Interactive Media & Services	3.2%
Broadline Retail	2.7%
Automobiles	2.5%
Affiliated Mutual Fund - Short Term Investment (0.4% represents investments purchased with collateral from securities on loan)	2.3%
Capital Markets	2.2%
Insurance	2.1%
IT Services	2.1%
Food Products	1.9%
Machinery	1.9%
Industrial Conglomerates	1.7%
Chemicals	1.4%
Automobile Components	1.3%
Diversified Telecommunication Services	1.1%
Wireless Telecommunication Services	1.1%
Construction Materials	1.1%
Electrical Equipment	1.0%
Industry Classification	% of Net Assets
Pharmaceuticals	1.0%
Communications Equipment	0.9%
Real Estate Management & Development	0.9%
Life Sciences Tools & Services	0.9%
Entertainment	0.9%
Aerospace & Defense	0.8%
Hotels, Restaurants & Leisure	0.8%
Transportation Infrastructure	0.7%
Specialty Retail	0.7%
Marine Transportation	0.7%
Health Care Providers & Services	0.6%
U.S. Treasury Obligations	0.5%
Passenger Airlines	0.5%
Electric Utilities	0.5%
Unaffiliated Exchange-Traded Fund - Equity	0.5%
Water Utilities	0.5%
Personal Care Products	0.5%
Others*	2.9%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Emerging Markets Equity Fund

SHARE CLASS	R6
NASDAQ	PQEMX
CUSIP	74440E706
MF244E2R6

PGIM Quant Solutions International Developed
Markets Index Fund
Class R6:
PQDMX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Quant Solutions International
Developed Markets Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Developed Markets Index Fund—Class R6	$10	0.19%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 48,490,222
Number of fund holdings	699
Portfolio turnover rate for the period	18%
MF243E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Banks	15.2%
Pharmaceuticals	8.0%
Insurance	5.8%
Semiconductors & Semiconductor Equipment	5.8%
Oil, Gas & Consumable Fuels	4.0%
Electrical Equipment	3.6%
Machinery	3.5%
Metals & Mining	3.4%
Aerospace & Defense	3.2%
Capital Markets	3.0%
Trading Companies & Distributors	2.3%
Chemicals	2.2%
Electric Utilities	2.2%
Food Products	2.1%
Industrial Conglomerates	2.1%
Automobiles	2.0%
Textiles, Apparel & Luxury Goods	1.8%
Diversified Telecommunication Services	1.7%
Health Care Equipment & Supplies	1.4%
Electronic Equipment, Instruments & Components	1.3%
Software	1.3%
Personal Care Products	1.2%
Unaffiliated Exchange-Traded Fund - Equity	1.2%
Wireless Telecommunication Services	1.2%
Financial Services	1.2%
Beverages	1.2%
Industry Classification	% of Net Assets
Multi-Utilities	1.1%
Professional Services	1.1%
Consumer Staples Distribution & Retail	1.1%
Construction & Engineering	1.1%
Real Estate Management & Development	1.1%
Broadline Retail	1.0%
Tobacco	0.9%
Specialty Retail	0.9%
Hotels, Restaurants & Leisure	0.9%
Household Durables	0.9%
Entertainment	0.8%
Building Products	0.8%
Automobile Components	0.6%
IT Services	0.6%
Biotechnology	0.6%
Air Freight & Logistics	0.5%
Communications Equipment	0.5%
Affiliated Mutual Fund - Short Term Investment	0.2%
Others*	5.9%
102.5%
Liabilities in excess of other assets	(2.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions International Developed Markets Index Fund

SHARE CLASS	R6
NASDAQ	PQDMX
CUSIP	74440E607
MF243E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 2

PGIM Quant Solutions Emerging Markets Equity Fund

PGIM Quant Solutions International Developed Markets Index Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2026

Table of Contents	Financial Statements and Other Information	April 30, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Quant Solutions Emerging Markets Equity Fund	2
PGIM Quant Solutions International Developed Markets Index Fund	16
Notes to Financial Statements	38

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of

Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

FTSE—Financial Times Stock Exchange

GDR—Global Depositary Receipt

MSC—Morgan Stanley & Co. LLC

MSCI—Morgan Stanley Capital International

OTC—Over-the-counter

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

REITs—Real Estate Investment Trust

RSP—Savings Shares

SOFR—Secured Overnight Financing Rate

STOXX—Stock Index of the Eurozone

TOPIX—Tokyo Stock Price Index

UTS—Unit Trust Security

XLON—London Stock Exchange

XSTU—Stuttgart Stock Exchange

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 101.6%

COMMON STOCKS 97.8%

Australia 0.6%

Anglogold Ashanti PLC	1,435	$133,353

Brazil 2.3%

Ambev SA	8,300	24,455
Axia Energia SA	2,600	32,648
B3 SA - Brasil Bolsa Balcao	34,700	126,626
Banco Bradesco SA	3,701	12,534
Banco BTG Pactual SA, UTS	7,100	85,212
Cia de Saneamento Basico do Estado de Sao Paulo	8,500	57,024
Cia de Saneamento do Parana, UTS	600	4,979
CPFL Energia SA	2,300	22,843
Petroleo Brasileiro SA	7,700	85,058
StoneCo Ltd. (Class A Stock)	400	4,392
Ultrapar Participacoes SA	1,100	6,651
Vale SA	5,100	83,754

		546,176

Chile 0.5%

Latam Airlines Group SA	4,700,752	111,797

China 23.2%

3SBio, Inc., 144A*	15,000	44,867
Agricultural Bank of China Ltd. (Class H Stock)	57,000	44,466
Airtac International Group	2,000	93,380
Alibaba Group Holding Ltd.	26,400	435,099
Angelalign Technology, Inc., 144A	4,800	54,828
Bank of Beijing Co. Ltd. (Class A Stock)	151,300	117,297
Bank of China Ltd. (Class H Stock)	312,000	202,600
Bank of Jiangsu Co. Ltd. (Class A Stock)	6,500	10,739
Beijing Enterprises Holdings Ltd.	22,500	89,052
BOC Aviation Ltd., 144A	1,100	11,295
China Construction Bank Corp. (Class H Stock)	93,000	104,978
China Gold International Resources Corp. Ltd.	4,600	98,810
China Hongqiao Group Ltd.	10,500	44,447
China Jushi Co. Ltd. (Class A Stock)	36,000	182,791
China Life Insurance Co. Ltd. (Class H Stock)	3,000	11,067
China Merchants Bank Co. Ltd. (Class H Stock)	4,500	27,236
China Minsheng Banking Corp. Ltd. (Class H Stock)	29,500	13,462
China Pacific Insurance Group Co. Ltd. (Class H Stock)	25,400	110,880
China Taiping Insurance Holdings Co. Ltd.	2,200	6,290
Chongqing Rural Commercial Bank Co. Ltd. (Class A Stock)	53,400	56,908
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	45,000	39,930
CITIC Ltd.	73,000	121,316
CMOC Group Ltd. (Class H Stock)	9,000	20,578
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	200	12,843
Contemporary Amperex Technology Co. Ltd. (Class H Stock)	500	39,518
Fufeng Group Ltd.	6,000	5,031
Ganfeng Lithium Group Co. Ltd. (Class H Stock), 144A	2,200	23,664
Geely Automobile Holdings Ltd.	5,000	14,619
Genertec Universal Medical Group Co. Ltd., 144A	88,500	65,704
Guangdong Investment Ltd.	56,000	58,485
H World Group Ltd., ADR	700	36,148
Haier Smart Home Co. Ltd. (Class H Stock)	22,800	64,398
Harbin Electric Co. Ltd. (Class H Stock)	2,000	5,972
Huaxia Bank Co. Ltd. (Class A Stock)	52,000	52,447
Huayu Automotive Systems Co. Ltd. (Class A Stock)	17,100	46,786
Industrial & Commercial Bank of China Ltd. (Class H Stock)	278,000	250,464
Industrial Bank Co. Ltd. (Class A Stock)	6,700	17,589

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

Innovent Biologics, Inc., 144A*	3,500	$40,871
JD.com, Inc., ADR	1,200	36,384
Lee & Man Paper Manufacturing Ltd.	22,000	9,519
Li Ning Co. Ltd.	10,000	26,035
NetEase, Inc.	2,700	63,205
NetEase, Inc., ADR	1,000	117,510
New China Life Insurance Co. Ltd. (Class H Stock)	16,100	105,733
Ningbo Deye Technology Co. Ltd. (Class A Stock)	500	11,073
Ningxia Baofeng Energy Group Co. Ltd. (Class A Stock)	33,500	150,551
PDD Holdings, Inc., ADR*	500	49,940
PetroChina Co. Ltd. (Class H Stock)	16,000	24,680
PICC Property & Casualty Co. Ltd. (Class H Stock)	14,000	25,289
Ping An Bank Co. Ltd. (Class A Stock)	79,200	133,351
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	14,000	113,793
Precision Tsugami China Corp. Ltd.	16,000	98,615
Qfin Holdings, Inc., ADR	3,300	43,164
Qinghai Salt Lake Industry Co. Ltd. (Class A Stock)*	10,700	62,048
Shandong Hongqiao Aluminum Industry Holding Co. Ltd. (Class A Stock)	10,900	40,035
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	70,400	31,027
Shanghai Putailai New Energy Technology Group Co. Ltd.	2,000	10,666
Shanghai Rural Commercial Bank Co. Ltd. (Class A Stock)	69,900	91,827
Shanjin International Gold Co. Ltd. (Class A Stock)	3,100	11,912
Sinopharm Group Co. Ltd. (Class H Stock)	14,400	34,254
TAL Education Group, ADR*	1,400	15,568
TCL Electronics Holdings Ltd.	8,000	15,460
Tencent Holdings Ltd.	12,200	740,934
Trip.com Group Ltd.*	600	32,399
Vipshop Holdings Ltd., ADR	6,000	86,340
Weibo Corp. (Class A Stock)	1,960	16,227
Weichai Power Co. Ltd. (Class H Stock)	15,000	74,563
Western Mining Co. Ltd. (Class A Stock)	6,600	28,860
WuXi AppTec Co. Ltd. (Class H Stock), 144A	7,100	124,732
Wuxi Biologics Cayman, Inc., 144A*	8,000	34,182
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. (Class H Stock), 144A	1,500	38,676
Yantai Jereh Oilfield Services Group Co. Ltd. (Class A Stock)	400	8,042
Yum China Holdings, Inc.	1,000	48,933
Yunnan Aluminium Co. Ltd. (Class A Stock)	5,700	26,807
Zhejiang Zheneng Electric Power Co. Ltd. (Class A Stock)	27,800	23,241
Zhongji Innolight Co. Ltd. (Class A Stock)	300	37,895
Zijin Mining Group Co. Ltd. (Class H Stock)	26,000	120,744
ZTO Express Cayman, Inc.	1,050	26,606

		5,467,675

Colombia 0.0%

Grupo Cibest SA	544	11,279

Greece 0.4%

Allwyn AG	5,714	81,602
Hellenic Telecommunications Organization SA	345	7,376

		88,978

Hong Kong 0.2%

Zijin Gold International Co. Ltd.*	2,600	51,359

India 12.6%

Acutaas Chemicals Ltd.	1,144	31,448
APL Apollo Tubes Ltd.	260	5,243
Ashok Leyland Ltd.	8,170	14,043

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 3

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

India (cont’d.)

Avanti Feeds Ltd.	2,700	$39,743
Bharat Electronics Ltd.	22,204	101,366
Bharat Petroleum Corp. Ltd.	39,573	126,007
BSE Ltd.	3,925	151,601
Canara Bank	74,777	106,725
Chennai Petroleum Corp. Ltd.	701	8,374
CIE Automotive India Ltd.	1,092	5,481
Cummins India Ltd.	1,649	91,873
Eicher Motors Ltd.	1,729	130,098
FSN E-Commerce Ventures Ltd.*	4,250	11,928
GE Vernova T&D India Ltd.	959	45,113
Great Eastern Shipping Co. Ltd. (The)	4,625	77,242
HCL Technologies Ltd.	9,185	116,824
HDFC Bank Ltd.	6,090	49,811
Hero MotoCorp Ltd.	2,229	120,448
Hindustan Petroleum Corp. Ltd.	2,530	10,029
ICICI Bank Ltd.	924	12,399
Indian Oil Corp. Ltd.	86,436	130,122
Infosys Ltd.	5,486	69,064
Infosys Ltd., ADR(a)	7,200	89,712
Laurus Labs Ltd., 144A	6,221	72,635
LTM Ltd., 144A	423	19,181
Lumax Auto Technologies Ltd.	3,618	61,806
Lupin Ltd.	3,196	78,120
Mahindra & Mahindra Ltd.	1,754	57,526
Maruti Suzuki India Ltd.	753	106,234
Multi Commodity Exchange of India Ltd.	378	11,909
Muthoot Finance Ltd.	799	28,952
National Aluminium Co. Ltd.	18,161	76,841
Nestle India Ltd.	2,511	38,685
Oil & Natural Gas Corp. Ltd.	33,926	107,550
Oracle Financial Services Software Ltd.	385	39,785
Persistent Systems Ltd.	735	37,554
Petronet LNG Ltd.	11,972	35,029
Polycab India Ltd.	555	47,668
Power Finance Corp. Ltd.	3,344	15,875
Reliance Industries Ltd.	2,693	40,843
SAI Life Sciences Ltd., 144A*	4,375	49,462
Sansera Engineering Ltd., 144A	2,445	65,245
Shriram Pistons & Rings Ltd.	1,022	37,756
State Bank of India	8,215	92,920
Sun Pharmaceutical Industries Ltd.	815	15,612
Tata Consultancy Services Ltd.	3,042	79,829
Thanga Mayil Jewellery Ltd.	460	19,172
Titan Co. Ltd.	450	20,891
TVS Motor Co. Ltd.	1,474	54,585
Wipro Ltd.	34,087	72,631
Zydus Lifesciences Ltd.	4,426	41,835

		2,970,825

Indonesia 0.7%

Astra Agro Lestari Tbk PT	19,000	8,891
Astra International Tbk PT	380,100	131,681
Bank Mandiri Persero Tbk PT	34,200	8,702
Bank Tabungan Negara Persero Tbk PT	150,800	11,836
Indofood Sukses Makmur Tbk PT	18,800	7,331
Triputra Agro Persada PT	42,000	5,095

		173,536

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Kuwait 0.7%

Mobile Telecommunications Co. KSCP	87,230	$161,695

Malaysia 1.1%

AMMB Holdings Bhd	40,200	62,251
Johor Plantations Group Bhd	31,200	14,769
Petronas Dagangan Bhd	7,900	40,237
RHB Bank Bhd	5,700	11,683
SD Guthrie Bhd	81,600	127,387
Sime Darby Bhd	9,900	5,396

		261,723

Mexico 1.8%

Cemex SAB de CV, UTS	66,500	81,695
Gruma SAB de CV (Class B Stock)	1,425	24,773
Grupo Financiero Banorte SAB de CV (Class O Stock)	10,600	115,518
Grupo Mexico SAB de CV (Class B Stock)	14,000	153,476
Industrias Penoles SAB de CV*	1,090	55,285
		430,747

Philippines 0.9%

Ayala Corp.	4,410	33,544
International Container Terminal Services, Inc.	15,160	175,699

		209,243

Poland 1.3%

Bank Polska Kasa Opieki SA	1,273	79,688
LPP SA	7	42,325
ORLEN SA	2,398	88,133
Powszechny Zaklad Ubezpieczen SA	5,678	99,892

		310,038

Qatar 0.6%

Ooredoo QPSC	39,356	148,085

Russia 0.0%

Inter RAO UES PJSC*^	202,400	—
LUKOIL PJSC*^	2,762	—
Magnit PJSC*^	1,716	—
PhosAgro PJSC*^	232	—
PhosAgro PJSC, GDR (XSTU)^	4	—
PhosAgro PJSC, GDR (XLON)*^	2	—
Rosneft Oil Co. PJSC*^	5,856	—
Sberbank of Russia PJSC*^	55,364	—
Surgutneftegas PAO*^	38,400	—

		—

Saudi Arabia 3.5%

Al Rajhi Bank	2,314	42,425
Banque Saudi Fransi	25,197	129,953
Jarir Marketing Co.	24,204	97,197
Mouwasat Medical Services Co.	600	10,901
Riyad Bank	14,152	78,371
SABIC Agri-Nutrients Co.	1,937	75,320
Saudi Arabian Oil Co., 144A	25,170	186,691

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 5

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Saudi Arabia (cont’d.)

Saudi Awwal Bank	12,066	$109,755
Saudi National Bank (The)	10,362	108,524

		839,137

South Africa 2.0%

Capitec Bank Holdings Ltd.	22	5,711
DRDGOLD Ltd.	7,776	21,001
Gold Fields Ltd.	3,361	142,379
Harmony Gold Mining Co. Ltd.	2,013	31,733
Momentum Group Ltd.	7,152	16,251
MTN Group Ltd.	2,495	31,407
Naspers Ltd. (Class N Stock)	478	25,884
Northam Platinum Holdings Ltd.	1,260	24,294
Standard Bank Group Ltd.	8,257	159,124
Valterra Platinum Ltd.	180	14,498

		472,282

South Korea 18.3%

APR Corp.	387	111,125
BHI Co. Ltd.*	315	21,093
Hana Financial Group, Inc.	1,976	171,678
Hankook Tire & Technology Co. Ltd.	1,265	50,905
HD Hyundai Electric Co. Ltd.	34	29,237
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	161	50,414
Hyundai Motor Co.	66	23,922
iM Financial Group Co. Ltd.	784	10,146
Industrial Bank of Korea	6,894	105,677
KB Financial Group, Inc.	1,184	129,654
Kia Corp.	601	61,988
Korea Electric Power Corp.	2,231	66,845
Korea Investment Holdings Co. Ltd.	729	119,792
Kumho Tire Co., Inc.*	7,776	30,736
LG Uplus Corp.	10,802	115,827
LS Electric Co. Ltd.	283	54,349
NH Investment & Securities Co. Ltd.	811	18,596
Samsung C&T Corp.	52	10,624
Samsung Electro-Mechanics Co. Ltd.	198	113,590
Samsung Electronics Co. Ltd.	10,707	1,612,342
Samsung Securities Co. Ltd.	140	10,258
Shinhan Financial Group Co. Ltd.	2,191	148,788
SK hynix, Inc.	1,234	1,100,443
SK Square Co. Ltd.*	189	109,998
SL Corp.	286	12,250
Woori Financial Group, Inc.	1,566	35,711

		4,325,988

Taiwan 23.7%

Accton Technology Corp.	2,000	146,473
ASE Technology Holding Co. Ltd.	13,000	203,771
Asia Vital Components Co. Ltd.	1,000	91,553
Chroma ATE, Inc.	3,000	204,991
Delta Electronics, Inc.	6,000	420,753
Elite Material Co. Ltd.	1,000	149,005
Eva Airways Corp.	16,000	16,945
Evergreen Marine Corp. Taiwan Ltd.	22,000	140,738
Gold Circuit Electronics Ltd.	1,000	45,266
Hon Hai Precision Industry Co. Ltd.	22,000	155,430
Innodisk Corp.	1,000	40,529

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Taiwan (cont’d.)

International Games System Co. Ltd.	1,000	$23,769
Jentech Precision Industrial Co. Ltd.	1,000	174,096
MediaTek, Inc.	1,000	83,482
Taiwan Semiconductor Manufacturing Co. Ltd.	50,000	3,471,093
TS Financial Holding Co. Ltd.	83,000	62,608
Unimicron Technology Corp.	3,000	85,210
United Microelectronics Corp.	15,000	37,678
Wan Hai Lines Ltd.	2,000	4,709
Wisdom Marine Lines Co. Ltd.	4,000	9,074
Yageo Corp.	1,000	10,196
Yang Ming Marine Transport Corp.	11,000	17,138

		5,594,507

Thailand 1.3%

Advanced Info Service PCL	7,400	77,289
Betagro PCL	23,100	15,953
Charoen Pokphand Foods PCL	177,500	105,271
Delta Electronics Thailand PCL	3,400	33,307
Krung Thai Bank PCL	66,400	67,220

		299,040

Turkey 0.4%

Aselsan Elektronik Sanayi Ve Ticaret A/S	7,650	71,235
MLP Saglik Hizmetleri A/S, 144A*	2,156	21,224
Turkiye Is Bankasi A/S (Class C Stock)	1	1

		92,460

United Arab Emirates 1.2%

Aldar Properties PJSC	19,278	40,544
Dubai Electricity & Water Authority PJSC	9,457	6,823
Emaar Development PJSC	17,048	67,670
Emaar Properties PJSC	33,276	107,149
Emirates NBD Bank PJSC	6,529	51,548

		273,734

United States 0.5%

BeOne Medicines Ltd. (Class H Stock)*	600	13,620
Cirrus Aircraft Ltd.	5,600	27,394
JBS NV (Class A Stock)*	4,200	67,452

		108,466

TOTAL COMMON STOCKS
(cost $14,766,369)		23,082,123

PREFERRED STOCKS 3.3%

Brazil 2.4%

Banco do Estado do Rio Grande do Sul SA (PRFC) (Class B Stock)	3,000	9,451
Itau Unibanco Holding SA (PRFC)	16,988	148,583
Itausa SA (PRFC)	54,828	154,016
Petroleo Brasileiro SA (PRFC)	25,500	254,238

		566,288

India 0.0%

TVS Motor Co. Ltd., 6.000%, Maturing 09/01/26	528	57

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 7

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description			Shares	Value

PREFERRED STOCKS (Continued)

Russia 0.0%
Surgutneftegas PAO (PRFC)*^			38,200	$—

South Korea 0.9%
Hyundai Motor Co. (2nd PRFC)			86	14,498
Hyundai Motor Co. (PRFC)			42	7,100
Samsung Electronics Co. Ltd. (PRFC)			1,693	182,732

				204,330

TOTAL PREFERRED STOCKS
(cost $445,670)				770,675

UNAFFILIATED EXCHANGE-TRADED FUND 0.5%

United States

iShares MSCI Emerging Markets ETF (cost $104,854)			1,900	121,581

TOTAL LONG-TERM INVESTMENTS
(cost $15,316,893)				23,974,379

SHORT-TERM INVESTMENTS 2.8%

AFFILIATED MUTUAL FUNDS 2.3%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)			450,512	450,512
PGIM Institutional Money Market Fund (7-day effective yield 3.844%) (cost $86,050; includes $85,675 of cash collateral for securities on loan)(b)(wb)			86,119	86,068

TOTAL AFFILIATED MUTUAL FUNDS
(cost $536,562)				536,580

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.5%
U.S. Treasury Bills (cost $129,403)	3.629%	06/16/26	130	129,402

TOTAL SHORT-TERM INVESTMENTS
(cost $665,965)				665,982

TOTAL INVESTMENTS 104.4%
(cost $15,982,858)				24,640,361
Liabilities in excess of other assets(z) (4.4)%				(1,032,319)

NET ASSETS 100.0%				$23,608,042

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $84,728; cash collateral of $85,675 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Futures contracts outstanding at April 30, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
8	Mini MSCI Emerging Markets Index	Jun. 2026	$653,680	$75,594

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

MSC	$—	$129,402

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$133,353	$—
Brazil	546,176	—	—
Chile	111,797	—	—
China	847,046	4,620,629	—
Colombia	11,279	—	—
Greece	—	88,978	—
Hong Kong	—	51,359	—
India	170,690	2,800,135	—
Indonesia	16,222	157,314	—
Kuwait	161,695	—	—
Malaysia	216,090	45,633	—
Mexico	430,747	—	—
Philippines	33,544	175,699	—
Poland	—	310,038	—
Qatar	148,085	—	—
Russia	—	—	—	**
Saudi Arabia	108,524	730,613	—
South Africa	16,251	456,031	—
South Korea	—	4,325,988	—
Taiwan	4,709	5,589,798	—
Thailand	67,220	231,820	—
Turkey	—	92,460	—
United Arab Emirates	126,041	147,693	—
United States	67,452	41,014	—
Preferred Stocks
Brazil	566,288	—	—
India	57	—	—
Russia	—	—	—	**
South Korea	—	204,330	—
Unaffiliated Exchange-Traded Fund
United States	121,581	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund  9

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$536,580	$—	$—
U.S. Treasury Obligation	—	129,402	—

Total	$4,308,074	$20,332,287	$—	**

Other Financial Instruments*
Assets
Futures Contracts	$75,594	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Semiconductors & Semiconductor Equipment	21.5%
Banks	14.7
Technology Hardware, Storage & Peripherals	8.2
Electronic Equipment, Instruments & Components	5.2
Metals & Mining	5.0
Oil, Gas & Consumable Fuels	5.0
Interactive Media & Services	3.2
Broadline Retail	2.7
Automobiles	2.5
Affiliated Mutual Funds (0.4% represents investments purchased with collateral from securities on loan)	2.3
Capital Markets	2.2
Insurance	2.1
IT Services	2.1
Food Products	1.9
Machinery	1.9
Industrial Conglomerates	1.8
Chemicals	1.4
Automobile Components	1.3
Diversified Telecommunication Services	1.2
Wireless Telecommunication Services	1.1
Construction Materials	1.1
Electrical Equipment	1.0
Pharmaceuticals	1.0
Communications Equipment	0.9
Real Estate Management & Development	0.9
Life Sciences Tools & Services	0.9
Entertainment	0.9
Aerospace & Defense	0.9
Hotels, Restaurants & Leisure	0.8
Transportation Infrastructure	0.7
Specialty Retail	0.7
Marine Transportation	0.7
Health Care Providers & Services	0.6
U.S. Treasury Obligation	0.5
Passenger Airlines	0.5
Electric Utilities	0.5
Unaffiliated Exchange-Traded Fund	0.5
Water Utilities	0.5
Personal Care Products	0.5
Biotechnology	0.4
Textiles, Apparel & Luxury Goods	0.4

Gas Utilities	0.4%
Health Care Equipment & Supplies	0.4
Household Durables	0.3
Consumer Finance	0.3
Software	0.2
Air Freight & Logistics	0.1
Beverages	0.1
Independent Power & Renewable Electricity Producers	0.1
Financial Services	0.1
Diversified Consumer Services	0.1
Trading Companies & Distributors	0.1
Paper & Forest Products	0.0	*
Energy Equipment & Services	0.0	*
Multi-Utilities	0.0	*
Consumer Staples Distribution & Retail	0.0	*

	104.4
Liabilities in excess of other assets	(4.4)

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$75,594*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$62,609

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$60,608

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$602,687

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$84,728	$(84,728)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 11

PGIM Quant Solutions Emerging Markets Equity Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value, including securities on loan of $84,728:
Unaffiliated investments (cost $15,446,296)	$24,103,781
Affiliated investments (cost $536,562)	536,580
Foreign currency, at value (cost $37,785)	37,834
Dividends and interest receivable	33,913
Receivable for investments sold	20,734
Due from broker—variation margin futures	12,858
Tax reclaim receivable	456
Prepaid expenses and other assets	8,196

Total Assets	24,754,352

Liabilities

Payable for Fund shares purchased	930,390
Payable to broker for collateral for securities on loan	85,675
Custodian and accounting fees payable	65,217
Foreign capital gains tax liability accrued	29,496
Payable for investments purchased	24,895
Accrued expenses and other liabilities	6,763
Management fee payable	2,241
Trustees’ fees payable	1,546
Affiliated transfer agent fee payable	87

Total Liabilities	1,146,310

Net Assets	$23,608,042

Net assets were comprised of:
Paid-in capital	$11,962,504
Total distributable earnings (loss)	11,645,538

Net assets, April 30, 2026	$23,608,042

Class R6
Net asset value, offering price and redemption price per share, ($23,608,042 ÷ 1,493,663 shares of beneficial interest issued and outstanding)	$15.81

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $36,338 foreign withholding tax)	$238,208
Affiliated dividend income	11,044
Income from securities lending, net (including affiliated income of $2,052)	4,285
Interest income	1,084

Total income	254,621

Expenses
Management fee	89,441
Custodian and accounting fees	67,658
Professional fees	30,939
Audit fee	16,073
Shareholders’ reports	10,245
Pricing fees	6,806
Fund data services	5,746
Trustees’ fees	5,719
Transfer agent’s fees and expenses (including affiliated expense of $199)	277
Registration fees	217
Miscellaneous	5,360

Total expenses	238,481
Less: Fee waiver and/or expense reimbursement	(95,150)

Net expenses	143,331

Net investment income (loss)	111,290

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(5)) (net of foreign capital gains taxes $(27,937))	3,238,862
Futures transactions	62,609
Foreign currency transactions	(14,682)

3,286,789

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $4) (net of change in foreign capital gains taxes $50,072)	909,905
Futures	60,608
Foreign currencies	606

971,119

Net gain (loss) on investment and foreign currency transactions	4,257,908

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,369,198

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 13

PGIM Quant Solutions Emerging Markets Equity Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$111,290	$564,423
Net realized gain (loss) on investment and foreign currency transactions	3,286,789	5,830,359
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	971,119	(290,428)

Net increase (decrease) in net assets resulting from operations	4,369,198	6,104,354

Dividends and Distributions
Distributions from distributable earnings
Class R6	(3,937,375)	(1,071,972)

Fund share transactions
Net proceeds from shares sold (191,619 and 266,055 shares, respectively)	2,677,624	3,290,025
Net asset value of shares issued in reinvestment of dividends and distributions (124,985 and 24,085 shares, respectively)	1,621,059	291,910
Cost of shares purchased (366,780 and 2,177,251 shares, respectively)	(5,418,597)	(27,050,383)

Net increase (decrease) in net assets from Fund share transactions	(1,119,914)	(23,468,448)

Total increase (decrease)	(688,091)	(18,436,066)

Net Assets:

Beginning of period	24,296,133	42,732,199

End of period	$23,608,042	$24,296,133

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.74		$12.45	$10.18	$9.34		$12.83	$11.61
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.25	0.26	0.27		0.38	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.53		3.37	2.38	0.98		(3.45)	1.11
Total from investment operations	2.60		3.62	2.64	1.25		(3.07)	1.40
Less Dividends and Distributions:
Dividends from net investment income	(0.44)		(0.33)	(0.37)	(0.41)		(0.35)	(0.18)
Distributions from net realized gains	(2.09)		-	-	-		(0.07)	-
Total dividends and distributions	(2.53)		(0.33)	(0.37)	(0.41)		(0.42)	(0.18)
Net asset value, end of period	$15.81		$15.74	$12.45	$10.18		$9.34	$12.83
Total Return(b:	20.04%		29.73%	26.77%	13.37%		(24.71)%	12.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,608		$24,296	$42,732	$35,436		$32,181	$41,893
Average net assets (000)	$24,049		$29,190	$38,820	$37,262		$38,004	$45,007
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.20	%(d)	1.20%	1.20%	1.21	%(e)	1.20%	1.20%
Expenses before waivers and/or expense reimbursement	2.00	%(d)	1.94%	1.49%	1.61%		1.54%	1.42%
Net investment income (loss)	0.93	%(d)	1.93%	2.28%	2.54%		3.36%	2.15%
Portfolio turnover rate(f)	55%		120%	96%	101%		101%	108%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 15

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 101.9%

COMMON STOCKS 100.4%

Australia 7.6%

ANZ Group Holdings Ltd.	6,820	$181,150
APA Group, UTS	2,997	22,388
Aristocrat Leisure Ltd.	1,261	43,385
ASX Ltd.	442	19,367
BHP Group Ltd.	11,492	454,846
Brambles Ltd.	3,094	50,645
CAR Group Ltd.	883	16,289
Cochlear Ltd.	143	9,730
Coles Group Ltd.	3,058	48,738
Commonwealth Bank of Australia	3,786	476,872
Computershare Ltd.	1,215	26,693
CSL Ltd.	1,105	99,738
Evolution Mining Ltd.	4,627	40,908
Fortescue Ltd.	3,859	55,620
Glencore PLC*	22,730	176,654
Goodman Group, REIT	4,659	100,941
Insurance Australia Group Ltd.	5,519	30,013
Lottery Corp. Ltd. (The)	5,072	20,304
Lynas Rare Earths Ltd.*	2,114	29,990
Macquarie Group Ltd.	817	140,354
Medibank Private Ltd.	6,426	21,850
National Australia Bank Ltd.	6,941	200,787
Northern Star Resources Ltd.	3,097	47,472
Origin Energy Ltd.	3,925	34,321
Pro Medicus Ltd.	135	13,250
Qantas Airways Ltd.	1,765	10,792
QBE Insurance Group Ltd.	3,430	55,559
REA Group Ltd.	124	15,352
Rio Tinto Ltd.	836	102,401
Rio Tinto PLC	2,554	257,281
Santos Ltd.	7,401	42,640
Scentre Group, REIT	12,172	32,708
SGH Ltd.	485	13,737
Sigma Healthcare Ltd.	12,121	24,505
Sonic Healthcare Ltd.	1,096	15,682
South32 Ltd.	10,223	30,296
Stockland, REIT	5,652	16,576
Suncorp Group Ltd.	2,527	31,447
Telstra Group Ltd.	8,976	34,472
Transurban Group, UTS	7,098	71,936
Vicinity Ltd., REIT	9,123	16,590
Washington H Soul Pattinson & Co. Ltd.	798	24,334
Wesfarmers Ltd.	2,587	137,428
Westpac Banking Corp.	7,739	216,511
WiseTech Global Ltd.	471	14,834
Woodside Energy Group Ltd.	4,332	103,568
Woolworths Group Ltd.	2,783	69,103

		3,700,057

Austria 0.3%

BAWAG Group AG, 144A	175	29,969
Erste Group Bank AG	701	77,458
OMV AG	344	24,283
Raiffeisen Bank International AG	314	17,127
Verbund AG	160	12,073

		160,910

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Belgium 0.9%

Ageas SA/NV	349	$27,349
Anheuser-Busch InBev SA/NV	2,234	168,805
D’ieteren Group	52	10,745
Elia Group SA/NV*	102	16,916
Financiere de Tubize SA	44	10,132
Groupe Bruxelles Lambert NV	182	17,002
KBC Group NV	523	69,610
Lotus Bakeries NV	1	12,038
Sofina SA	36	9,218
Syensqo SA	162	10,747
UCB SA	284	77,331

		429,893

Brazil 0.0%

Yara International ASA	387	22,530

Chile 0.1%

Antofagasta PLC	898	43,551

China 0.5%

BOC Hong Kong Holdings Ltd.	7,989	45,954
Prosus NV*	2,956	143,109
SITC International Holdings Co. Ltd.	3,096	12,963
Wharf Holdings Ltd. (The)	2,477	8,201
Wilmar International Ltd.	4,163	11,874
Yangzijiang Shipbuilding Holdings Ltd.	5,800	19,781

		241,882

Czech Republic 0.0%

CSG NV*	470	10,179

Denmark 1.6%

Carlsberg A/S (Class B Stock)	209	28,317
Coloplast A/S (Class B Stock)	295	18,223
Danske Bank A/S	1,522	78,244
Demant A/S*	225	7,136
DSV A/S	460	113,132
Genmab A/S*	134	35,480
Novo Nordisk A/S (Class B Stock)	7,287	309,960
Novonesis Novozymes B	803	49,341
Orsted A/S, 144A*	1,233	32,975
Pandora A/S	185	14,078
ROCKWOOL A/S (Class B Stock)	231	6,725
Tryg A/S	785	18,862
Vestas Wind Systems A/S	2,301	70,754

		783,227

Finland 1.3%

Elisa OYJ	339	16,465
Fortum OYJ	1,047	26,377
Kesko OYJ (Class B Stock)	638	15,695
Kone OYJ (Class B Stock)	809	51,497
Metso OYJ	1,548	26,741
Neste OYJ	988	34,128
Nokia OYJ	12,070	153,368
Nordea Bank Abp	7,042	132,424
Orion OYJ (Class B Stock)	255	20,601

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 17

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Finland (cont’d.)

Sampo OYJ (Class A Stock)	5,475	$56,892
Stora Enso OYJ (Class R Stock)	1,387	15,444
UPM-Kymmene OYJ	1,202	36,015
Wartsila OYJ Abp	1,146	48,129

		633,776

France 8.5%

Accor SA	427	21,132
Aeroports de Paris SA	83	10,078
Air Liquide SA	1,311	282,049
Airbus SE	1,344	277,078
Alstom SA*	809	16,256
Amundi SA, 144A	145	14,015
AXA SA	3,784	182,409
Ayvens SA, 144A	840	11,367
BioMerieux	97	8,185
BNP Paribas SA	2,274	238,819
Bollore SE	1,672	10,558
Bouygues SA	448	26,495
Bureau Veritas SA	795	24,361
Capgemini SE	348	42,323
Carrefour SA	1,375	27,412
Cie de Saint-Gobain SA	1,014	92,903
Cie Generale des Etablissements Michelin SCA	1,488	53,904
Covivio SA, REIT	133	8,796
Credit Agricole SA	2,413	47,131
Danone SA	1,475	115,563
Dassault Aviation SA	42	14,687
Dassault Systemes SE	1,565	35,265
Eiffage SA	154	24,829
Engie SA	4,162	137,190
EssilorLuxottica SA	680	143,935
Gecina SA, REIT	110	9,300
Getlink SE	720	16,115
Hermes International SCA	71	135,830
Ipsen SA	82	16,105
Kering SA	164	45,119
Klepierre SA, REIT	502	20,339
Legrand SA	597	106,961
L’Oreal SA	543	233,864
LVMH Moet Hennessy Louis Vuitton SE	563	300,760
Orange SA	4,243	88,349
Pernod Ricard SA	459	34,123
Publicis Groupe SA	521	48,681
Renault SA	449	15,773
Rexel SA	524	22,162
Safran SA	804	258,175
Sartorius Stedim Biotech	66	12,198
Societe Generale SA	1,557	125,339
Sodexo SA	212	10,783
Thales SA	207	56,871
TotalEnergies SE	4,493	417,730
Unibail-Rodamco-Westfield, REIT	277	33,630
Veolia Environnement SA	1,436	60,727
Vinci SA	1,119	169,218

		4,104,892

Germany 8.8%

adidas AG	389	67,320

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Germany (cont’d.)

Allianz SE	860	$392,790
BASF SE	2,033	130,390
Bayer AG	2,238	100,347
Bayerische Motoren Werke AG	639	58,477
Beiersdorf AG	227	18,818
Brenntag SE	287	20,901
Commerzbank AG	1,670	69,028
Continental AG	257	19,445
CTS Eventim AG & Co. KGaA	149	9,835
Daimler Truck Holding AG	1,046	52,758
Deutsche Bank AG	4,136	128,502
Deutsche Boerse AG	424	130,082
Deutsche Lufthansa AG	1,401	12,004
Deutsche Post AG	2,096	124,113
Deutsche Telekom AG	8,324	268,871
E.ON SE	5,116	113,423
Evonik Industries AG	610	12,617
Fresenius Medical Care AG	514	23,258
Fresenius SE & Co. KGaA	962	46,589
GEA Group AG	342	23,387
Hannover Rueck SE	133	40,186
Heidelberg Materials AG	305	67,296
Henkel AG & Co. KGaA	243	16,747
Hensoldt AG	143	12,903
HOCHTIEF AG	34	18,286
Infineon Technologies AG	2,952	198,538
Knorr-Bremse AG	171	19,944
LEG Immobilien SE	180	12,630
Mercedes-Benz Group AG	1,645	95,887
Merck KGaA	294	38,069
MTU Aero Engines AG	118	40,469
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	295	176,461
Nemetschek SE	138	10,015
Rational AG	11	8,043
Rheinmetall AG	104	165,860
RWE AG	1,440	104,850
SAP SE	2,362	396,564
Scout24 SE, 144A	175	14,571
Siemens AG	1,719	510,820
Siemens Energy AG	1,753	371,499
Siemens Healthineers AG, 144A	771	31,614
Symrise AG	310	27,423
Talanx AG	151	19,681
Vonovia SE	1,739	46,854
Zalando SE, 144A*	535	13,215

		4,281,380

Hong Kong 1.9%

AIA Group Ltd.	23,952	262,964
Brightoil Petroleum Holdings Ltd.^	7,000	—
CK Asset Holdings Ltd.	4,211	26,526
CK Infrastructure Holdings Ltd.	1,362	11,466
CLP Holdings Ltd.	3,654	35,134
Futu Holdings Ltd., ADR	124	19,159
Henderson Land Development Co. Ltd.	3,099	12,249
HKT Trust & HKT Ltd., UTS	9,670	15,686
Hong Kong & China Gas Co. Ltd.	26,372	24,416
Hong Kong Exchanges & Clearing Ltd.	2,726	145,194
Hongkong Land Holdings Ltd.	2,491	19,694

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 19

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Hong Kong (cont’d.)

Link REIT, REIT	6,150	$30,967
MTR Corp. Ltd.	3,406	14,554
Power Assets Holdings Ltd.	3,158	26,098
Prudential PLC	5,801	87,419
Sino Land Co. Ltd.	8,422	13,505
Sun Hung Kai Properties Ltd.	3,251	56,916
Swire Pacific Ltd. (Class A Stock)	929	10,105
Techtronic Industries Co. Ltd.	3,596	52,141
WH Group Ltd., 144A	19,893	24,330
Wharf Real Estate Investment Co. Ltd.	3,025	9,473

		897,996

Indonesia 0.1%

Jardine Matheson Holdings Ltd.	364	24,815

Ireland 0.4%

AerCap Holdings NV	373	53,044
AIB Group PLC	4,869	56,123
Bank of Ireland Group PLC	2,171	42,763
Kerry Group PLC (Class A Stock)	366	31,018
Kingspan Group PLC	342	31,643

		214,591

Israel 1.1%

Azrieli Group Ltd.	96	15,312
Bank Hapoalim BM	2,849	76,439
Bank Leumi Le-Israel BM	3,377	85,488
Check Point Software Technologies Ltd.*	186	20,919
Elbit Systems Ltd.	63	52,413
ICL Group Ltd.	1,844	9,874
Israel Discount Bank Ltd. (Class A Stock)	2,854	31,750
Mizrahi Tefahot Bank Ltd.	364	28,622
Nice Ltd.*	139	14,208
Nova Ltd.*	67	33,456
Phoenix Financial Ltd.	519	31,227
Teva Pharmaceutical Industries Ltd., ADR*	2,567	90,025
Tower Semiconductor Ltd.*	256	53,348

		543,081

Italy 3.4%

Banca Mediolanum SpA	533	11,683
Banca Monte dei Paschi di Siena SpA	4,500	47,969
Banco BPM SpA	2,589	37,724
BPER Banca SpA	3,357	49,555
Coca-Cola HBC AG*	509	29,689
Davide Campari-Milano NV	1,465	10,870
Enel SpA	18,404	214,879
Eni SpA	4,661	131,796
Ferrari NV	283	97,932
FinecoBank Banca Fineco SpA	1,393	34,582
Generali	1,942	87,025
Intesa Sanpaolo SpA	31,523	214,175
Italgas SpA	1,451	17,528
Leonardo SpA	922	57,575
Moncler SpA	531	32,057
Poste Italiane SpA, 144A	1,067	28,322
Prysmian SpA	641	97,502
Recordati Industria Chimica e Farmaceutica SpA	269	15,706

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Italy (cont’d.)

Ryanair Holdings PLC	1,913	$50,192
Snam SpA	4,595	36,234
Telecom Italia SpA*	26,826	21,171
Telecom Italia SpA, RSP*	14,346	13,246
Terna - Rete Elettrica Nazionale	3,206	38,563
UniCredit SpA	3,172	245,140
Unipol Assicurazioni SpA	837	21,870

		1,642,985

Ivory Coast 0.1%

Endeavour Mining PLC	451	27,221

Japan 23.2%

Advantest Corp.	1,721	321,343
Aeon Co. Ltd.	5,069	48,891
AGC, Inc.	456	16,354
Aisin Corp.	1,158	18,363
Ajinomoto Co., Inc.	2,008	64,538
ANA Holdings, Inc.	351	5,833
Asahi Group Holdings Ltd.	3,550	34,952
Asahi Kasei Corp.	3,030	29,815
Asics Corp.	1,586	45,039
Astellas Pharma, Inc.	4,120	58,388
Bandai Namco Holdings, Inc.	1,325	30,416
Bridgestone Corp.	2,598	53,989
Canon, Inc.	2,021	51,993
Capcom Co. Ltd.	813	17,165
Central Japan Railway Co.	1,754	42,079
Chiba Bank Ltd. (The)	1,344	18,552
Chubu Electric Power Co., Inc.	1,531	26,332
Chugai Pharmaceutical Co. Ltd.	1,519	81,007
Dai Nippon Printing Co. Ltd.	917	17,369
Daifuku Co. Ltd.	722	31,567
Daiichi Life Group, Inc.	8,004	73,282
Daiichi Sankyo Co. Ltd.	4,092	66,471
Daikin Industries Ltd.	592	83,647
Daito Trust Construction Co. Ltd.	690	15,520
Daiwa House Industry Co. Ltd.	1,260	38,444
Daiwa Securities Group, Inc.	3,116	29,331
Denso Corp.	3,979	47,541
Disco Corp.	210	99,914
East Japan Railway Co.	2,194	47,893
Ebara Corp.	1,040	35,576
Eisai Co. Ltd.	616	18,438
ENEOS Holdings, Inc.	6,161	51,743
FANUC Corp.	2,132	94,177
Fast Retailing Co. Ltd.	433	203,833
Fuji Electric Co. Ltd.	310	26,054
FUJIFILM Holdings Corp.	2,543	46,800
Fujikura Ltd.	3,430	132,340
Fujitsu Ltd.	4,012	80,526
Hankyu Hanshin Holdings, Inc.	529	15,335
Hikari Tsushin, Inc.	35	8,499
Hitachi Ltd.	10,363	329,526
Honda Motor Co. Ltd.	8,421	68,332
Hoya Corp.	751	140,245
Hulic Co. Ltd.	1,102	12,429
Ibiden Co. Ltd.	520	44,476
Idemitsu Kosan Co. Ltd.	1,753	14,999

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 21

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

IHI Corp.	2,340	$42,741
Inpex Corp.	2,003	52,219
Isuzu Motors Ltd.	1,248	17,196
ITOCHU Corp.	13,540	167,803
Japan Airlines Co. Ltd.	345	5,425
Japan Exchange Group, Inc.	2,227	26,527
Japan Post Bank Co. Ltd.	4,068	69,808
Japan Post Holdings Co. Ltd.	4,060	47,084
Japan Post Insurance Co. Ltd.	1,269	12,374
Japan Tobacco, Inc.	2,689	100,178
JFE Holdings, Inc.	1,345	14,771
JX Advanced Metals Corp.	1,300	40,332
Kajima Corp.	947	37,013
Kansai Electric Power Co., Inc. (The)	2,219	35,549
Kao Corp.	989	36,854
Kawasaki Heavy Industries Ltd.	1,700	34,949
Kawasaki Kisen Kaisha Ltd.	846	13,793
KDDI Corp.	6,672	109,184
Keyence Corp.	439	201,354
Kikkoman Corp.	1,584	14,391
Kioxia Holdings Corp.*	420	101,623
Kirin Holdings Co. Ltd.	1,820	28,700
Komatsu Ltd.	2,179	93,300
Konami Group Corp.	208	24,975
Kubota Corp.	2,205	35,995
Kyocera Corp.	2,917	50,686
Kyowa Kirin Co. Ltd.	570	8,588
Lasertec Corp.	170	46,984
LY Corp.	6,562	17,260
M3, Inc.	1,030	9,921
Makita Corp.	526	19,532
Marubeni Corp.	3,176	123,613
MatsukiyoCocokara & Co.	774	11,302
MINEBEA MITSUMI, Inc.	805	16,094
Mitsubishi Chemical Group Corp.	2,919	17,112
Mitsubishi Corp.	7,290	233,474
Mitsubishi Electric Corp.	4,288	172,082
Mitsubishi Estate Co. Ltd.	2,370	67,541
Mitsubishi HC Capital, Inc.	2,058	18,693
Mitsubishi Heavy Industries Ltd.	7,244	216,204
Mitsubishi UFJ Financial Group, Inc.	25,506	458,160
Mitsui & Co. Ltd.	5,584	209,657
Mitsui Fudosan Co. Ltd.	6,018	65,909
Mitsui OSK Lines Ltd.	760	28,708
Mizuho Financial Group, Inc.	5,631	242,148
MonotaRO Co. Ltd.	600	7,134
MS&AD Insurance Group Holdings, Inc.	2,925	75,214
Murata Manufacturing Co. Ltd.	3,800	126,024
NEC Corp.	2,950	78,470
Nexon Co. Ltd.	866	14,620
NIDEC Corp.*	1,955	30,114
Nintendo Co. Ltd.	2,470	120,830
Nippon Building Fund, Inc., REIT	17	14,276
Nippon Paint Holdings Co. Ltd.	2,221	14,008
Nippon Sanso Holdings Corp.	387	13,644
Nippon Steel Corp.	11,015	40,552
Nippon Yusen KK	923	33,171
Nissan Motor Co. Ltd.*	5,309	12,147
Nitori Holdings Co. Ltd.	940	13,589
Nitto Denko Corp.	1,538	29,253

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Nomura Holdings, Inc.	6,842	$54,803
Nomura Research Institute Ltd.	882	23,805
NTT, Inc.	69,727	67,918
Obayashi Corp.	1,441	33,879
Obic Co. Ltd.	724	19,239
Olympus Corp.	2,538	24,963
Oracle Corp.	73	4,062
Oriental Land Co. Ltd.	2,514	34,977
ORIX Corp.	2,647	89,089
Osaka Gas Co. Ltd.	790	28,387
Otsuka Corp.	483	8,942
Otsuka Holdings Co. Ltd.	975	71,060
Pan Pacific International Holdings Corp.	4,450	25,169
Panasonic Holdings Corp.	5,309	108,600
Rakuten Group, Inc.*	3,546	17,265
Recruit Holdings Co. Ltd.	3,159	146,341
Renesas Electronics Corp.	4,041	81,720
Resona Holdings, Inc.	4,732	59,186
Ryohin Keikaku Co. Ltd.	1,120	25,876
Sanrio Co. Ltd.	2,100	12,238
SBI Holdings, Inc.	1,256	25,344
SCREEN Holdings Co. Ltd.	334	22,145
Secom Co. Ltd.	879	32,228
Seibu Holdings, Inc.	490	11,531
Sekisui Chemical Co. Ltd.	825	12,642
Sekisui House Ltd.	1,399	30,462
Seven & i Holdings Co. Ltd.	4,740	56,648
Shimadzu Corp.	555	12,901
Shimano, Inc.	147	15,423
Shimizu Corp.	1,140	22,025
Shin-Etsu Chemical Co. Ltd.	3,802	175,052
Shionogi & Co. Ltd.	1,723	34,810
Shiseido Co. Ltd.	908	18,546
SMC Corp.	133	65,402
SoftBank Corp.	65,068	91,581
SoftBank Group Corp.	8,396	286,798
Sompo Holdings, Inc.	1,982	73,761
Sony Financial Group, Inc.	14,472	12,984
Sony Group Corp.	13,912	278,732
Subaru Corp.	1,372	20,436
Sumitomo Corp.	2,437	90,613
Sumitomo Electric Industries Ltd.	1,588	104,545
Sumitomo Metal Mining Co. Ltd.	534	32,832
Sumitomo Mitsui Financial Group, Inc.	8,292	292,783
Sumitomo Mitsui Trust Group, Inc.	1,440	48,144
Sumitomo Realty & Development Co. Ltd.	1,330	41,230
Suntory Beverage & Food Ltd.	303	8,732
Suzuki Motor Corp.	3,575	39,981
Sysmex Corp.	1,200	10,597
T&D Holdings, Inc.	1,042	25,246
Taisei Corp.	323	35,026
Takeda Pharmaceutical Co. Ltd.	3,617	120,926
TDK Corp.	4,421	80,835
Terumo Corp.	3,033	38,592
TIS, Inc.	504	10,985
Toho Co. Ltd.	1,200	11,062
Tokio Marine Holdings, Inc.	4,143	189,736
Tokyo Electron Ltd.	1,007	296,746
Tokyo Gas Co. Ltd.	688	29,219
Tokyu Corp.	1,172	12,464

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 23

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

TOPPAN Holdings, Inc.	527	$15,664

Toray Industries, Inc.	3,243	23,284

Toyota Motor Corp.	21,442	411,588

Toyota Tsusho Corp.	1,529	60,022

Tsuruha Holdings, Inc.	540	7,099

Unicharm Corp.	2,666	15,574

West Japan Railway Co.	961	17,396

Yamaha Motor Co. Ltd.	2,137	15,010

Yokogawa Electric Corp.	536	18,662

Yokohama Financial Group, Inc.	2,408	22,858

Zensho Holdings Co. Ltd.	208	11,464

ZOZO, Inc.	1,042	7,015

		11,243,108

Luxembourg 0.2%

ArcelorMittal SA	971	56,371
CVC Capital Partners PLC, 144A	477	7,260
Eurofins Scientific SE	277	19,255

		82,886

Macau 0.1%

Galaxy Entertainment Group Ltd.	3,954	16,869
Sands China Ltd.	5,850	12,274

		29,143

Mexico 0.1%

Fresnillo PLC	516	22,785

Netherlands 5.0%

ABN AMRO Bank NV, CVA	1,328	46,237

Adyen NV, 144A*	57	64,322

Akzo Nobel NV	399	23,420

Argenx SE*	139	109,008

ASM International NV	106	103,697

ASML Holding NV	878	1,269,190

ASR Nederland NV	366	27,801

BE Semiconductor Industries NV	161	47,095

Euronext NV, 144A	177	29,628

EXOR NV	219	17,179

Heineken Holding NV	303	21,531

Heineken NV	656	51,069

ING Groep NV	6,608	191,245

Koninklijke Ahold Delhaize NV	2,030	95,348

Koninklijke KPN NV	8,722	46,641

Koninklijke Philips NV	1,755	46,293

Magnum Ice Cream Co. NV (The)*	1,166	17,024

Nebius Group NV*	460	63,586

NN Group NV	599	52,433

Randstad NV	259	7,675

Universal Music Group NV	2,507	52,566

Wolters Kluwer NV	529	41,286

		2,424,274

New Zealand 0.2%

Auckland International Airport Ltd.	3,955	19,276

Contact Energy Ltd.	2,011	11,286

Fisher & Paykel Healthcare Corp. Ltd.	1,371	29,545

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

New Zealand (cont’d.)
Infratil Ltd.	2,260	$16,648
Meridian Energy Ltd.	2,916	9,785
Xero Ltd.*	387	22,728

		109,268

Nigeria 0.0%

Airtel Africa PLC, 144A	2,171	10,485

Norway 0.7%

Aker BP ASA	738	28,850

DNB Bank ASA	2,020	61,172

Equinor ASA	1,748	71,139

Gjensidige Forsikring ASA	476	13,371

Kongsberg Gruppen ASA	1,002	33,527

Kongsberg Maritime A/S*	1,002	6,567

Mowi ASA	1,081	23,985

Norsk Hydro ASA	3,156	34,831

Orkla ASA	1,636	20,179

Salmar ASA	150	9,083

Telenor ASA	1,437	23,654

		326,358

Poland 0.0%

InPost SA*	595	10,672

Portugal 0.2%

Banco Comercial Portugues SA (Class R Stock)	16,868	18,030

EDP SA	7,150	38,998

Galp Energia SGPS SA	974	22,782

Jeronimo Martins SGPS SA	661	15,872

		95,682

Russia 0.0%

Evraz PLC*^	2,361	—

Singapore 1.7%

CapitaLand Ascendas REIT, REIT	9,223	18,128

CapitaLand Integrated Commercial Trust, REIT	14,135	26,327

CapitaLand Investment Ltd.	5,478	12,014

DBS Group Holdings Ltd.	4,735	218,334

Grab Holdings Ltd. (Class A Stock)*	5,539	21,159

Keppel Ltd.	3,258	27,887

Keppel REIT, REIT	362	255

Oversea-Chinese Banking Corp. Ltd.	7,653	132,034

Sea Ltd., ADR*	895	75,968

Sembcorp Industries Ltd.	1,958	10,275

Singapore Airlines Ltd.	3,296	16,324

Singapore Exchange Ltd.	1,858	31,770

Singapore Technologies Engineering Ltd.	3,368	28,542

Singapore Telecommunications Ltd.	16,501	59,763

STMicroelectronics NV	1,543	84,056

United Overseas Bank Ltd.	2,760	78,602

		841,438

South Africa 0.3%

Anglo American PLC	2,550	126,187

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 25

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea 0.0%

Delivery Hero SE, 144A*	465	$11,317

Spain 3.7%

Acciona SA	55	16,010

ACS Actividades de Construccion y Servicios SA	404	58,230

Aena SME SA, 144A	1,709	46,677

Amadeus IT Group SA	1,026	59,203

Banco Bilbao Vizcaya Argentaria SA	12,918	285,261

Banco de Sabadell SA	11,447	44,380

Banco Santander SA	33,239	405,593

Bankinter SA	1,573	26,176

CaixaBank SA	8,804	112,060

Cellnex Telecom SA, 144A	1,088	36,625

EDP Renovaveis SA	751	12,557

Endesa SA	741	33,213

Grifols SA	710	7,486

Iberdrola SA	14,559	341,325

Indra Sistemas SA	190	10,928

Industria de Diseno Textil SA	2,465	147,532

Mapfre SA	2,199	10,765

Naturgy Energy Group SA	607	19,078

Redeia Corp. SA	966	16,893

Repsol SA	2,571	69,060

Telefonica SA	8,398	37,896

		1,796,948

Sweden 3.3%

AddTech AB (Class B Stock)	607	22,293

Alfa Laval AB	659	39,658

Assa Abloy AB (Class B Stock)	2,284	87,906

Atlas Copco AB (Class A Stock)	6,121	117,631

Atlas Copco AB (Class B Stock)	3,556	60,634

Beijer Ref AB	955	13,530

Boliden AB	647	34,010

Epiroc AB (Class A Stock)	1,501	43,333

Epiroc AB (Class B Stock)	910	22,675

EQT AB	1,125	36,709

Essity AB (Class B Stock)	1,374	36,386

Evolution AB, 144A	310	21,848

Fastighets AB Balder (Class B Stock)*	1,604	9,595

H & M Hennes & Mauritz AB (Class B Stock)	1,152	20,676

Hexagon AB (Class B Stock)	4,731	51,686

Holmen AB (Class B Stock)	157	5,417

Industrivarden AB (Class A Stock)	246	13,069

Industrivarden AB (Class C Stock)	355	18,679

Indutrade AB	651	14,064

Investment AB Latour (Class B Stock)	339	7,782

Investor AB (Class B Stock)	4,121	167,253

L E Lundbergforetagen AB (Class B Stock)	181	10,492

Lifco AB (Class B Stock)	544	17,117

Nibe Industrier AB (Class B Stock)	3,607	16,397

Saab AB (Class B Stock)	730	44,313

Sagax AB (Class B Stock)	524	10,428

Sandvik AB	2,429	102,181

Securitas AB (Class B Stock)	1,148	19,267

Skandinaviska Enskilda Banken AB (Class A Stock)	3,449	68,263

Skanska AB (Class B Stock)	794	21,444

SKF AB (Class B Stock)	796	20,042

Svenska Cellulosa AB SCA (Class B Stock)	1,418	16,248

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Sweden (cont’d.)

Svenska Handelsbanken AB (Class A Stock)	3,323	$47,220

Swedbank AB (Class A Stock)	1,934	68,365

Swedish Orphan Biovitrum AB*	459	21,533

Tele2 AB (Class B Stock)	1,245	25,528

Telefonaktiebolaget LM Ericsson (Class B Stock)	6,377	76,071

Telia Co. AB	5,505	28,775

Trelleborg AB (Class B Stock)	474	19,462

Volvo AB (Class B Stock)	3,621	126,216

		1,604,196

Switzerland 4.8%

ABB Ltd.	3,546	358,642

Avolta AG*	210	11,605

Banque Cantonale Vaudoise	66	10,400

Barry Callebaut AG	8	11,991

Belimo Holding AG	22	20,147

BKW AG	50	9,995

Chocoladefabriken Lindt & Spruengli AG	5	61,272

Cie Financiere Richemont SA (Class A Stock)	1,216	233,372

DSM-Firmenich AG	391	29,203

EMS-Chemie Holding AG	15	12,786

Galderma Group AG*	420	88,113

Geberit AG	75	50,682

Givaudan SA	20	71,321

Helvetia Baloise Holding AG	176	48,256

Julius Baer Group Ltd.	469	38,550

Kuehne + Nagel International AG	109	25,601

Logitech International SA	347	34,253

Lonza Group AG	158	97,142

Partners Group Holding AG	51	55,447

Sandoz Group AG	952	76,363

Schindler Holding AG	54	18,081

Schindler Holding AG (Part. Cert.)	92	32,165

SGS SA	377	40,848

Sika AG	347	64,010

Sonova Holding AG	114	24,990

Straumann Holding AG	253	27,458

Swatch Group AG (The) (Bearer Shares)	63	14,624

Swiss Life Holding AG	63	73,969

Swiss Prime Site AG	182	31,540

Swisscom AG	57	48,212

UBS Group AG	7,183	317,861

VAT Group AG, 144A	61	45,826

Zurich Insurance Group AG	331	230,780

		2,315,505

United Arab Emirates 0.0%

NMC Health PLC*^	372	—

United Kingdom 11.3%

3i Group PLC	2,263	78,702

Admiral Group PLC	608	27,947

Associated British Foods PLC	734	18,278

AstraZeneca PLC	3,509	665,736

Autotrader Group PLC, 144A	1,919	12,909

Aviva PLC	6,967	59,089

BAE Systems PLC	6,790	188,854

Barclays PLC	31,321	184,102

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 27

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)

Barratt Redrow PLC	3,237	$11,024
British American Tobacco PLC	4,929	290,293
BT Group PLC	13,628	40,064
Bunzl PLC	758	24,988
Centrica PLC	10,493	30,670
CK Hutchison Holdings Ltd.	5,945	49,642
Coca-Cola Europacific Partners PLC	455	43,029
Compass Group PLC	3,818	107,885
Diageo PLC	5,073	102,573
Entain PLC	1,447	10,680
GSK PLC	9,222	241,778
Halma PLC	865	52,054
HSBC Holdings PLC	38,865	715,109
Imperial Brands PLC	1,716	65,195
Informa PLC	2,933	31,712
International Consolidated Airlines Group SA	2,685	13,545
Intertek Group PLC	350	22,546
J Sainsbury PLC	3,917	17,503
JD Sports Fashion PLC	5,346	4,908
Kingfisher PLC	3,936	15,478
Land Securities Group PLC, REIT	1,652	13,293
Legal & General Group PLC	12,983	44,554
Lloyds Banking Group PLC	133,249	181,126
London Stock Exchange Group PLC	1,034	134,169
M&G PLC	5,331	21,910
Marks & Spencer Group PLC	4,800	21,595
Melrose Industries PLC	2,864	18,794
National Grid PLC	11,243	201,256
NatWest Group PLC	18,224	145,352
Next PLC	265	46,770
Pearson PLC	1,304	19,243
Reckitt Benckiser Group PLC	1,470	93,534
RELX PLC	4,149	151,299
Rentokil Initial PLC	5,756	38,806
Rolls-Royce Holdings PLC	19,003	305,788
Sage Group PLC (The)	2,175	25,940
Schroders PLC	1,521	11,976
Segro PLC, REIT	3,001	28,425
Severn Trent PLC	633	28,139
Smith & Nephew PLC	1,881	29,106
Smiths Group PLC	723	24,962
Spirax Group PLC	167	16,299
SSE PLC	2,750	98,462
Standard Chartered PLC	4,373	111,358
Standard Life PLC	1,673	17,212
Tesco PLC	14,553	95,338
Unilever PLC	4,934	287,727
United Utilities Group PLC	1,591	31,553
Verisure PLC*	616	7,697
Vodafone Group PLC	42,733	67,995
Whitbread PLC	385	11,703
Wise PLC (Class A Stock)*	1,555	22,239

		5,479,913

United States 9.0%

Aegon Ltd.	2,937	24,338
Alcon AG	1,138	84,954
AP Moller - Maersk A/S (Class A Stock)	6	14,079
AP Moller - Maersk A/S (Class B Stock)	8	18,954

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)

BP PLC	35,625	$282,002
Buzzi SpA	184	10,075
Experian PLC	2,091	76,508
Ferrovial SE	1,170	80,346
Haleon PLC	20,296	93,724
Holcim AG*	1,162	107,980
InterContinental Hotels Group PLC	316	45,182
Monday.com Ltd.*	84	5,533
Nestle SA	5,830	590,227
Novartis AG	4,302	635,791
QIAGEN NV	480	16,374
Roche Holding AG	1,589	647,517
Roche Holding AG (Bearer Shares)	71	29,697
Sanofi SA	2,483	232,350
Schneider Electric SE	1,240	394,579
Shell PLC	12,896	586,340
Spotify Technology SA*	360	160,758
Stellantis NV*	4,594	33,711
Sunbelt Rentals Holdings, Inc.	948	71,255
Swiss Re AG	680	109,540
Tenaris SA	876	27,963

		4,379,777

TOTAL COMMON STOCKS
(cost $23,485,929)		48,672,908

PREFERRED STOCKS 0.3%

Germany

Bayerische Motoren Werke AG (PRFC)	122	11,132
Dr. Ing. h.c. F. Porsche AG (PRFC)	272	13,209
Henkel AG & Co. KGaA (PRFC)	363	26,415
Porsche Automobil Holding SE (PRFC)	365	13,281
Sartorius AG (PRFC)	59	15,073
Volkswagen AG (PRFC)	469	47,560

TOTAL PREFERRED STOCKS
(cost $141,316)		126,670

UNAFFILIATED EXCHANGE-TRADED FUND 1.2%

United States

iShares MSCI EAFE ETF
(cost $428,412)	5,800	593,456

TOTAL LONG-TERM INVESTMENTS
(cost $24,055,657)		49,393,034

SHORT-TERM INVESTMENTS 0.6%

AFFILIATED MUTUAL FUND 0.2%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)
(cost $109,632)(wb)	109,632	109,632

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 29

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) 0.4%
U.S. Treasury Bills
(cost $189,129)	3.622%	06/16/26	190	$189,126

TOTAL SHORT-TERM INVESTMENTS
(cost $298,761)				298,758

TOTAL INVESTMENTS 102.5%
(cost $24,354,418)				49,691,792
Liabilities in excess of other assets(z) (2.5)%				(1,201,570)

NET ASSETS 100.0%				$48,490,222

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	Euro STOXX 50 Index	Jun. 2026	$205,623	$4,009
1	FTSE 100 Index	Jun. 2026	141,225	(634)
4	Mini MSCI EAFE Index	Jun. 2026	609,220	43,118
1	TOPIX Index	Jun. 2026	239,149	7,638

				$54,131

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

MSC	$—	$189,126

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$3,700,057	$—
Austria	—	160,910	—

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Belgium	$—	$429,893	$—
Brazil	—	22,530	—
Chile	—	43,551	—
China	—	241,882	—
Czech Republic	—	10,179	—
Denmark	—	783,227	—
Finland	15,695	618,081	—
France	16,115	4,088,777	—
Germany	113,423	4,167,957	—
Hong Kong	19,159	878,837	—	**
Indonesia	—	24,815	—
Ireland	53,044	161,547	—
Israel	110,944	432,137	—
Italy	—	1,642,985	—
Ivory Coast	—	27,221	—
Japan	198,001	11,045,107	—
Luxembourg	—	82,886	—
Macau	—	29,143	—
Mexico	—	22,785	—
Netherlands	175,958	2,248,316	—
New Zealand	40,347	68,921	—
Nigeria	—	10,485	—
Norway	98,579	227,779	—
Poland	—	10,672	—
Portugal	15,872	79,810	—
Russia	—	—	—	**
Singapore	97,127	744,311	—
South Africa	—	126,187	—
South Korea	—	11,317	—
Spain	69,184	1,727,764	—
Sweden	65,161	1,539,035	—
Switzerland	61,272	2,254,233	—
United Arab Emirates	—	—	—	**
United Kingdom	101,646	5,378,267	—
United States	199,324	4,180,453	—
Preferred Stocks
Germany	—	126,670	—
Unaffiliated Exchange-Traded Fund
United States	593,456	—	—
Short-Term Investments
Affiliated Mutual Fund	109,632	—	—
U.S. Treasury Obligation	—	189,126	—

Total	$2,153,939	$47,537,853	$—	**

Other Financial Instruments*
Assets
Futures Contracts	$54,765	$—	$—

Liabilities
Futures Contracts	$(634)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 31

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Industry Classification (continued):

Banks	15.1%
Pharmaceuticals	7.9
Insurance	5.7
Semiconductors & Semiconductor Equipment	5.7
Oil, Gas & Consumable Fuels	4.0
Electrical Equipment	3.6
Machinery	3.5
Metals & Mining	3.4
Aerospace & Defense	3.2
Capital Markets	3.0
Trading Companies & Distributors	2.3
Chemicals	2.2
Electric Utilities	2.2
Food Products	2.1
Industrial Conglomerates	2.1
Automobiles	2.0
Textiles, Apparel & Luxury Goods	1.8
Diversified Telecommunication Services	1.8
Health Care Equipment & Supplies	1.4
Electronic Equipment, Instruments & Components	1.3
Software	1.3
Personal Care Products	1.2
Unaffiliated Exchange-Traded Fund	1.2
Wireless Telecommunication Services	1.2
Financial Services	1.2
Beverages	1.2
Multi-Utilities	1.1
Professional Services	1.1
Consumer Staples Distribution & Retail	1.1
Construction & Engineering	1.1
Real Estate Management & Development	1.1
Broadline Retail	1.0
Tobacco	0.9
Specialty Retail	0.9
Hotels, Restaurants & Leisure	0.9
Household Durables	0.9
Entertainment	0.9
Building Products	0.8
Automobile Components	0.6

IT Services	0.6%
Biotechnology	0.6
Air Freight & Logistics	0.5
Communications Equipment	0.5
Ground Transportation	0.4
U.S. Treasury Obligation	0.4
Household Products	0.4
Construction Materials	0.4
Commercial Services & Supplies	0.4
Gas Utilities	0.4
Transportation Infrastructure	0.3
Independent Power & Renewable Electricity Producers	0.3
Life Sciences Tools & Services	0.3
Industrial REITs	0.3
Marine Transportation	0.3
Retail REITs	0.3
Technology Hardware, Storage & Peripherals	0.3
Passenger Airlines	0.2
Health Care Providers & Services	0.2
Affiliated Mutual Fund	0.2
Media	0.2
Interactive Media & Services	0.2
Paper & Forest Products	0.2
Diversified REITs	0.1
Water Utilities	0.1
Leisure Products	0.1
Energy Equipment & Services	0.1
Office REITs	0.1
Health Care Technology	0.1
Diversified Consumer Services	0.0 *
Distributors	0.0 *

102.5
Liabilities in excess of other assets	(2.5)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$54,765*	Due from/to broker-variation margin futures	$634*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$167,400

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$20,362

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,711,284

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 33

PGIM Quant Solutions International Developed Markets Index Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $24,244,786)	$49,582,160
Affiliated investments (cost $109,632)	109,632
Foreign currency, at value (cost $376,049)	377,408
Receivable for Fund shares sold	2,052,217
Tax reclaim receivable	268,192
Dividends receivable	183,216
Receivable for investments sold	91,860
Due from broker—variation margin futures	19,942
Due from Manager	12,195
Prepaid expenses and other assets	3,681

Total Assets	52,700,503

Liabilities

Payable for Fund shares purchased	4,153,410
Accrued expenses and other liabilities	55,972
Trustees’ fees payable	768
Affiliated transfer agent fee payable	131

Total Liabilities	4,210,281

Net Assets	$48,490,222

Net assets were comprised of:
Paid-in capital	$26,163,209
Total distributable earnings (loss)	22,327,013

Net assets, April 30, 2026	$48,490,222

Class R6
Net asset value, offering price and redemption price per share, ($48,490,222 ÷ 2,706,774 shares of beneficial interest issued and outstanding)	$17.91

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $84,857 foreign withholding tax)	$679,072
Affiliated dividend income	23,215
Interest income	4,584
Affiliated income from securities lending, net	869

Total income	707,740

Expenses
Management fee	63,356
Custodian and accounting fees	46,297
Pricing fees	25,962
Professional fees	17,807
Audit fee	16,073
Shareholders’ reports	8,945
Fund data services	5,686
Trustees’ fees	5,107
Transfer agent’s fees and expenses (including affiliated expense of $308)	428
Registration fees	217
Miscellaneous	4,476

Total expenses	194,354
Less: Fee waiver and/or expense reimbursement	(145,429)

Net expenses	48,925

Net investment income (loss)	658,815

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(413))	196,925
Futures transactions	167,400
Foreign currency transactions	1,037

365,362

Net change in unrealized appreciation (depreciation) on:
Investments	3,908,230
Futures	20,362
Foreign currencies	17,380

3,945,972

Net gain (loss) on investment and foreign currency transactions	4,311,334

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,970,149

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 35

PGIM Quant Solutions International Developed Markets Index Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$658,815	$1,055,387
Net realized gain (loss) on investment and foreign currency transactions	365,362	1,068,459
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,945,972	6,592,521

Net increase (decrease) in net assets resulting from operations	4,970,149	8,716,367

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,523,499)	(1,784,602)

Fund share transactions
Net proceeds from shares sold (991,137 and 856,962 shares, respectively)	16,894,395	12,458,523
Net asset value of shares issued in reinvestment of dividends and distributions (91,337 and 129,038 shares, respectively)	1,523,499	1,784,602
Cost of shares purchased (1,031,701 and 1,096,688 shares, respectively)	(17,988,585)	(16,096,623)

Net increase (decrease) in net assets from Fund share transactions	429,309	(1,853,498)

Total increase (decrease)	3,875,959	5,078,267

Net Assets:

Beginning of period	44,614,263	39,535,996

End of period	$48,490,222	$44,614,263

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.80		$14.29	$12.13		$10.82	$14.73	$11.23
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.38	0.36		0.34	0.32	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.46		2.76	2.20		1.26	(3.76)	3.40
Total from investment operations	1.68		3.14	2.56		1.60	(3.44)	3.71
Less Dividends and Distributions:
Dividends from net investment income	(0.57)		(0.63)	(0.40)		(0.29)	(0.43)	(0.21)
Distributions from net realized gains	-		-	-		-	(0.04)	-
Total dividends and distributions	(0.57)		(0.63)	(0.40)		(0.29)	(0.47)	(0.21)
Net asset value, end of period	$17.91		$16.80	$14.29		$12.13	$10.82	$14.73
Total Return(b):	10.28%		22.93%	21.50%		14.87%	(24.07)%	33.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$48,490		$44,614	$39,536		$62,587	$60,651	$81,612
Average net assets (000)	$51,105		$41,300	$62,009		$66,020	$72,851	$82,645
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.19	%(d)	0.19%	0.21	%(e)	0.29%	0.30%	0.30%
Expenses before waivers and/or expense reimbursement	0.76	%(d)	0.95%	0.77%		0.77%	0.70%	0.69%
Net investment income (loss)	2.60	%(d)	2.56%	2.59%		2.67%	2.57%	2.16%
Portfolio turnover rate(f)	18%		25%	24%		8%	26%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 37

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Quant Solutions Emerging Markets Equity Fund and PGIM Quant Solutions International Developed Markets Index Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective
PGIM Quant Solutions Emerging Markets Equity Fund (“Quant Solutions Emerging Markets Equity”)	To seek to provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles.
PGIM Quant Solutions International Developed Markets Index Fund (“Quant Solutions International Developed Markets Index”)	To provide investment results that approximate the performance of the MSCI EAFE Index.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of

Notes to Financial Statements (unaudited) (continued)

long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Rights: Certain Funds held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Funds until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Quant Solutions Emerging Markets Equity is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the Fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2026, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Quant Solutions Emerging Markets Equity	0.75% of average daily net assets.	0.75%

Quant Solutions International Developed Markets Index	0.25% of average daily net assets.	0.25

The Manager has contractually agreed to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest

Notes to Financial Statements (unaudited) (continued)

expense and broker charges on short sales. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. With respect to Quant Solutions Emerging Markets, this waiver may not be terminated prior to February 28, 2027. With respect to Quant Solutions International Developed Markets Index, this waiver has no express termination date and may not be terminated by PGIM Investments without prior approval of the Fund’s Board of Trustees. The expense limitation attributable to the below class is:

Fund	Class Expense Limitation

Quant Solutions Emerging Markets Equity - Class R6	1.20%

Quant Solutions International Developed Markets Index - Class R6	0.19

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of each Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of each Fund.

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2026, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended April 30, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Quant Solutions Emerging Markets Equity	$12,925,624	$16,976,904

Quant Solutions International Developed Markets Index	10,676,462	8,767,664

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2026, is presented as follows:

Quant Solutions Emerging Markets Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$ 710,330	$7,574,623	$7,834,441	$—	$—	$450,512	450,512	$11,044		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.844%)(b)(wb)

138,933	1,732,053	1,784,917	4	(5)	86,068	86,119	2,052	(1)	—

$ 849,263	$9,306,676	$9,619,358	$ 4	$(5)	$536,580		$13,096		$—

Quant Solutions International Developed Markets Index

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$ 663,063	$17,655,786	$18,209,217	$—	$ —	$109,632	109,632	$23,215		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.844%)(b)(wb)
468,614	17,651,231	18,119,432	—	(413)	—	—	869	(1)	—
$1,131,677	$35,307,017	$36,328,649	$—	$(413)	$109,632		$24,084		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of April 30, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Quant Solutions Emerging Markets Equity	$16,198,868	$9,963,654	$(1,446,567)	$8,517,087

Quant Solutions International Developed Markets Index	25,344,549	25,719,322	(1,317,948)	24,401,374

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

Quant Solutions Emerging Markets Equity	$—	$2,029,000

Quant Solutions International Developed Markets Index	1,998,000	832,000

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2025 are subject to such review.

7.	Capital and Ownership

Each Fund offers Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Notes to Financial Statements (unaudited) (continued)

The RIC is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into an unlimited number of series of such shares.

As of April 30, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Quant Solutions Emerging Markets Equity–Class R6	1,493,309	99.9%
Quant Solutions International Developed Markets Index–Class R6	2,682,486	99.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Quant Solutions Emerging Markets Equity	5	89.1%

Quant Solutions International Developed Markets Index	8	87.8

Unaffiliated:

Quant Solutions Emerging Markets Equity	—	—

Quant Solutions International Developed Markets Index	—	—

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/26/2025 - 9/24/2026
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the reporting period ended April 30, 2026. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at April 30, 2026

Quant Solutions Emerging Markets Equity	$560,000	4.79%	3	$1,154,000	$—

Quant Solutions International Developed Markets Index	738,375	4.73	8	1,799,000	—

9. Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Quant Solutions Emerging Markets Equity	Quant Solutions International Developed Markets Index
Concentration	X	–
Country	X	X
Currency	X	X
Economic and Market Events	X	X
Emerging Markets	X	–
Equity and Equity-Related Securities	X	X
Exchange-Traded Funds	–	X
Foreign Securities	X	X
Fund of Funds	X	X
Geographic Concentration	–	X
Increase in Expenses	X	X
Index Investment Approach	–	X
Investments in China	X	–
Large Capitalization Company	X	X
Large Shareholder and Large Scale Redemption	X	X
Liquidity	X	–
Management	X	–
Market Disruption and Geopolitical	X	X
Market	X	X
Model Design	X	–
Model Implementation	X	–
Portfolio Turnover	X	–
Sector Exposure	X	X
Small and Medium Sized Companies	X	X
Tracking Error	–	X
Value Style	X	–

Concentration Risk: To the extent that the Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

Notes to Financial Statements (unaudited) (continued)

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Exchange-Traded Funds (“ETFs”) Risk: Investing in securities issued by ETFs involves risks similar to those of investing directly in the securities and other assets held by the ETF. Unlike shares of typical mutual funds, shares of ETFs are generally traded on an exchange throughout a trading day and bought and sold based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value, which may be substantial during periods of market stress. The trading price of an index-based ETF is expected to (but may not) closely track the net asset value of the ETF, and the Fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF (including ETFs managed by the Manager or the subadviser(s)) in which it invests, including advisory fees (to the extent not offset by the Manager through waivers). These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. An index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The Fund is an investment option for other PGIM Investments-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the Fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Geographic Concentration Risk: The Underlying Index’s, and therefore the Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in the Underlying Index are located. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Index Investment Approach Risk: Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. As a result, the Fund’s performance may be less favorable than that of a portfolio using an active investment strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index. The Fund’s expenses, changes in securities markets, changes in the composition of the Index, errors in index provider data, and the timing of purchases and redemptions of Fund shares, among other things, may affect the correlation between Fund and Index performance. The Fund may not perform as well as other investments if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities or the securities issued by companies that comprise the Index fall out of favor with investors.

Investments in China Risk: Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy or the Fund. For example, a series of executive orders issued in recent years prohibit the Fund from investing in certain companies and/or certain sectors. The restrictions in these executive orders may force the subadviser to sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.

Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Notes to Financial Statements (unaudited) (continued)

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. Under certain market conditions, the Fund’s portfolio turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector including the information technology and financials sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small and Medium Sized Companies Risk: Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Value Style Risk: Since the Fund may invest significantly in value stocks or use a value investment style, there is the risk that value stocks or the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of April 30, 2026.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 18, 2026